RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2025
RIGHT-OF-USE ASSETS.
RIGHT-OF-USE ASSETS

9.RIGHT-OF-USE ASSETS

The Company has lease contracts for various items of mining equipment and buildings used in its operations. Leases of rolling stocks generally have lease terms between two and five years, while buildings generally have lease terms between five and ten years.

Set below are the carrying amounts of Right-of-use assets and the movement during the years.

	Buildings	Rolling stocks	Total
	$	$	$
COST
As at January 1, 2025	3,145	39	3,184
New leases	—	512	512
End of leases	(889)	—	(889)
Remeasurement of lease	81	—	81
As at December 31, 2025	2,337	551	2,888
ACCUMULATED DEPRECIATION
As at January 1, 2025	1,675	4	1,679
Depreciation	493	53	546
End of leases	(889)	—	(889)
As at December 31, 2025	1,279	57	1,336
Net book value as at December 31, 2025	1,058	494	1,552

	Buildings	Rolling stocks	Total
	$	$	$
COST
As at January 1, 2024	3,106	71	3,177
New leases	—	41	41
End of leases	—	(73)	(73)
Remeasurement of lease	39	—	39
As at December 31, 2024	3,145	39	3,184
ACCUMULATED DEPRECIATION
As at January 1, 2024	1,241	52	1,293
Depreciation	434	25	459
End of leases	—	(73)	(73)
As at December 31, 2024	1,675	4	1,679
Net book value as at December 31, 2024	1,470	35	1,505

Included in the depreciation of Right-of-use assets for the year is $242 ($208 in 2024) that have been included under the Mining projects expenses and $216 ($162 in 2024) that have been included under the Battery Material Plant project expenses line in the consolidated statements of loss and comprehensive loss.